Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Loans and advances	£ 398,779	£ 361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Other financial assets	1,656	1,213
Financial assets at fair value through the income statement	213,568	191,972
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Loans and advances	39,429	38,667
Debt securities	3,249	2,305
Equity securities	6,091	5,875
Reverse repurchase agreements and other similar secured lending	164,681	145,014
Other financial assets	118	111
Designated at fair value
Disclosure of financial assets [line items]
Loans and advances	3,658	5,579
Debt securities	205	319
Equity securities	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other financial assets	1	0
Financial assets at fair value through the income statement	3,864	5,898
Mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	35,771	33,088
Debt securities	3,044	1,986
Equity securities	6,091	5,875
Reverse repurchase agreements and other similar secured lending	164,681	145,014
Other financial assets	117	111
Financial assets at fair value through the income statement	£ 209,704	£ 186,074